SUPPLEMENTARY PENSION PLANS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
(iv) Financed position:
Remeasurement effects recognized in Other Comprehensive Income	R$ 87,297	R$ 80,361
Retirement Benefits [Member]
(i) Projected benefit obligations:
At the beginning of the year	2,794,954	2,740,903
Cost of current service	1,179	284
Interest cost	249,162	252,694
Participant’s contribution	465	473
Actuarial gain/(loss) (1)	(218,019)	69,201
Transfers	(278)	16,460
Past service cost - plan changes		(3,814)
Early elimination of obligations	(1,284)	(12,647)
Benefit paid	(269,280)	(268,600)
At the end of the year	2,556,899	2,794,954
(ii) Plan assets at fair value:
At the beginning of the year	2,402,006	2,467,755
Expected earnings	214,092	227,227
Actuarial gain/(loss) (1)	(125,943)	(56,554)
Contributions received:
- Employer	195,343	31,526
- Employees	465	473
Transfers	(134)	16,460
Early elimination of obligations		(16,460)
Benefit paid	(269,281)	(268,421)
At the end of the year	2,416,548	2,402,006
(iii) Changes in the unrecoverable surplus:
At the beginning of the year	57,939	60,861
Interest on the irrecoverable surplus	5,471	5,644
Change in irrecoverable surplus (1)	(1,200)	(8,566)
At the end of the year	62,210	57,939
(iv) Financed position:
Deficit plans (2)	202,561	450,887
Net balance	202,561	450,887
Other Post Employment Benefits [Member]
(i) Projected benefit obligations:
At the beginning of the year	857,347	800,535
Cost of current service
Interest cost	78,223	75,344
Participant’s contribution
Actuarial gain/(loss) (1)	(65,504)	28,890
Transfers
Past service cost - plan changes
Early elimination of obligations
Benefit paid	(50,341)	(47,422)
At the end of the year	819,725	857,347
(ii) Plan assets at fair value:
At the beginning of the year
Expected earnings
Actuarial gain/(loss) (1)
Contributions received:
- Employer
- Employees
Transfers
Early elimination of obligations
Benefit paid
At the end of the year
(iii) Changes in the unrecoverable surplus:
At the beginning of the year
Interest on the irrecoverable surplus
Change in irrecoverable surplus (1)
At the end of the year
(iv) Financed position:
Deficit plans (2)	819,725	857,347
Net balance	R$ 819,725	R$ 857,347